STOCKHOLDERS' DEFICIT (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Jun. 06, 2012	Mar. 28, 2012	Mar. 02, 2012	Feb. 14, 2012	Feb. 06, 2012
Notes to Financial Statements
BOD authorized issuance of shares of common stock								1,500,000
Bod shares market price on the day of issuance								$ 60,000
Bod authorized the issuance of shares to convert three convertible notes							2,689,874
Principal Of convertible notes							50,000
Accrued interest on convertible notes							1,584
Bod authorized the issuance of shares in cash							1,282,051
Cash amtount of shares issuance							25,000
Bod authorized the issuance shares of common stock to a consultant for services performed						750,000
Market price on the day of issuance						30,000
Board of Directors authorized the issuance of shares of common stock to a consultant for services performed					1,500,000
market price on the day of issuance of shares					60,000
Professional fees from deferred stock compensation as earned		151,859
Bod authorized the issuance of shares fromcommon stock to an investor relation firm for services performed				2,500,000
Recorded professional fees for these services				87,500
Deferred stock compensation earned	8,700
recorded imputed interest on a non-interest bearing note, with an increase in paid in capital			$ 6,720